Fair Value Measurements (Financial Instruments Measured at Fair Value on a Recurring Basis) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 05, 2018
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	$ 0	$ (858)	$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	41,631
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	1,071
Financial assets:
Cash, Cash Equivalents and Available-for-Sale Securities, Fair Value	168,982	365,680
Warrants and Rights Outstanding	14,152	62
Royalty rights - at fair value	266,196
Assets, Fair Value	493,879	603,291
Financial liabilites:
Business Combination, Contingent Consideration, Liability, Current	0	1,071		$ 920
Business Combination, Contingent Consideration, Liability, Noncurrent				$ 640
Money Market Funds [Member]
Financial assets:
Cash and Cash Equivalents, Fair Value	131,264	226,719
Equity Securities [Member]
Financial assets:
Available for Sale Securities, Fair Value	82,267	0
Fair Value Level 1 [Member]
Financial assets:
Assets, Fair Value	213,531	226,719
Fair Value Level 1 [Member] | Money Market Funds [Member]
Financial assets:
Cash and Cash Equivalents, Fair Value	131,264	226,719
Fair Value Level 1 [Member] | Equity Securities [Member]
Financial assets:
Available for Sale Securities, Fair Value	82,267	0
Fair Value Level 2 [Member]
Financial assets:
Warrants and Rights Outstanding	14,152	62
Assets, Fair Value	14,152	62
Fair Value Level 2 [Member] | Money Market Funds [Member]
Financial assets:
Cash and Cash Equivalents, Fair Value	0	0
Fair Value Level 2 [Member] | Equity Securities [Member]
Financial assets:
Available for Sale Securities, Fair Value	0	0
Fair Value Level 3 [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	1,071
Financial assets:
Royalty rights - at fair value	266,196	376,510
Assets, Fair Value	266,196	376,510
Financial liabilites:
Business Combination, Contingent Consideration, Liability, Current	0	1,071
Contingent Consideration [Member]
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	0	$ (1,071)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	$ 1,071